Share capital - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Par value per share (GBP per share)	£ 0.1243129
Number of ordinary shares per ADS (in shares)	5
Proceeds from issuing shares	£ 5	£ 16
Amount of unclaimed dividends derecognised	£ 5	£ 32
Treasury stock (in shares)	254,000,000	259,000,000
Treasury shares, market value	£ 2,783	£ 3,038
Treasury shares, gifted (in shares)	3,000,000	4,000,000
Treasury stock, reissued (in shares)	2,000,000	2,000,000
Shares reissued to employee share schemes as percent of ordinary shares	0.10%	0.20%
Treasury shares, reissued, nominal value	£ 1	£ 1
Gross proceeds from reissue of treasury shares	16	17
Purchase of own shares, employee share trusts	£ 4	£ 3
Maximum number of treasury shares held during the year (in shares)	259,000,000	266,000,000
Treasury shares as percent of ordinary shares	6.60%	6.80%
Treasury shares, nominal value	£ 32	£ 33